Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (31,865)	$ (26,349)	$ (34,385)	$ (22,606)	$ (11,817)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	3,037	1,090	1,731	644	349
Stock-based compensation expense	5,640	2,160	2,972	1,309	319
Changes in operating assets and liabilities:
Accounts receivable, net	759	(1,624)	(4,989)	(5,030)	(1,662)
Prepaid expenses and other current assets	(2,088)	(622)	(203)	(1,181)	(514)
Other assets	(51)	(695)	(505)	(35)	(41)
Accounts payable	1,057	(1,373)	(1,624)	2,248	359
Accrued expenses and other current liabilities	6,099	2,765	3,647	2,244	1,144
Deferred revenue	9,846	5,313	9,536	6,391	2,880
Deferred rent	144	(29)	(28)	31	35
Net cash used in operating activities	(7,422)	(19,364)	(23,848)	(15,985)	(8,948)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(8,234)	(3,715)	(4,354)	(1,675)	(164)
Cash acquired in acquisition		698	698
Capitalized software development	(345)				(367)
Net cash used in investing activities	(8,579)	(3,017)	(3,656)	(1,675)	(531)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from initial public offering, net of underwriting discount	80,506
Proceeds from follow-on offering, net of underwriting discount	22,519
Proceeds from private placement	6,500
Proceeds from the sale of convertible preferred stock, net of issuance costs				49,934	34,911
Proceeds from issuance of common stock upon exercise of stock options	2,478	516	912	464	189
Repurchase of unvested common stock from terminated employees	(20)	(59)	(67)	(2)	(70)
Withholding taxes remitted for the net share settlement of an equity award	(124)
Proceeds from issuance of debt	4,500	2,220	3,640
Repayment of debt	(292)
Payment of deferred initial public offering costs and follow - on offering costs	(3,383)		(99)
Net cash provided by financing activities	112,684	2,677	4,386	50,396	35,030
Effect of foreign exchange rate changes on cash and cash equivalents	(10)	16	(35)	207
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	96,673	(19,688)	(23,153)	32,943	25,551
CASH AND CASH EQUIVALENTS - Beginning of period	44,247	67,400	67,400	34,457	8,906
CASH AND CASH EQUIVALENTS - End of period	140,920	47,712	44,247	67,400	34,457
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid for interest	132	20	52
Cash paid for income taxes	31		4		1
SUPPLEMENTAL DISCLOSURE OF NONCASH INVESTING AND FINANCING ACTIVITIES
Conversion of convertible preferred stock into common stock	119,121
Convertible preferred stock and common stock issued in connection with acquisition, including options assumed			13,048
Vesting of early exercise options	555	183	233	97	28
Property and equipment acquired through tenant improvement allowance	$ 1,189